Fair Value of Financial Instruments (FY) (Details) $ in Thousands			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2016 USD ($)	Jul. 26, 2016 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 15, 2017
Fair value of Level 3 [Roll Forward]
Warrant issuance						$ 0	$ 509	$ 509	$ 0
Change in fair value				$ 0	$ 4	0	1,470	1,475	818
Ending balance			$ 1,843					0	1,843
Fair Value Transfers between levels [Abstract]
Level 1 to Level 2 Asset Transfers			0	0		0		0	0
Level 2 to Level 1 Asset Transfers			0	0		0		0	0
Level 1 to Level 2 Liability Transfers			0	0		0		0	0
Level 2 to Level 1 Liability Transfers			$ 0	$ 0		$ 0		0	$ 0
Risk-Free Interest Rates, Adjusted for Continuous Compounding [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input	0.0133	0.0094
Risk-Free Interest Rates, Adjusted for Continuous Compounding [Member] | Minimum [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input			0.0147						0.0147	0.0145
Risk-Free Interest Rates, Adjusted for Continuous Compounding [Member] | Maximum [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input			0.0196						0.0196	0.0199
Term [Member]
Fair Value Assumptions [Abstract]
Term	5 years 6 months	3 years 6 months
Term [Member] | Minimum [Member]
Fair Value Assumptions [Abstract]
Term			3 years 1 month 6 days						3 years 1 month 6 days	2 years 10 months 2 days
Term [Member] | Maximum [Member]
Fair Value Assumptions [Abstract]
Term			5 years 3 months 18 days						5 years 3 months 18 days	5 years 6 months
Expected Volatility [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input	0.4140	0.7800
Expected Volatility [Member] | Minimum [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input			0.498						0.498	0.499
Expected Volatility [Member] | Maximum [Member]
Fair Value Assumptions [Abstract]
Fair value assumptions measurement input			0.5530						0.5530	0.585
Level 3 [Member]
Fair value of Level 3 [Roll Forward]
Change in fair value			$ (818)				(1,469)	(1,475)
Exercise of warrants							368	(368)
Ending balance			$ 1,843		$ 6		$ 6	$ 0	$ 1,843
Level 3 [Member] | Warrants Issued July 26 2016 [Member]
Fair value of Level 3 [Roll Forward]
Warrant issuance		$ 1,883
Level 3 [Member] | Warrants Issued November 3 2016 [Member]
Fair value of Level 3 [Roll Forward]
Warrant issuance	$ 778